Annual Fund Operating Expenses - American Century Asset Allocation Portfolio	Dec. 01, 2025
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.03%)	[6]
Net Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%	[5]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%	[5]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[7]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[7]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.03%)	[10]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[9]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%	[9]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.02%)	[10]
Net Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.06%)	[10]
Net Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.04%)	[12]
Net Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[11]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[11]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[11]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.06%)	[12]
Net Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.04%)	[14]
Net Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.05%)	[14]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[13]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.04%)	[14]
Net Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[13]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.04%)	[14]
Net Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[13]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.04%)	[14]
Net Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.06%)	[14]
Net Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[15]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[15]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[15]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.07%)	[16]
Net Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[17]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[17]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[17]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.08%)	[18]
Net Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.06%)	[20]
Net Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.06%)	[20]
Net Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.06%)	[20]
Net Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.06%)	[20]
Net Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.06%)	[20]
Net Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.01%	[19]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.07%)	[20]
Net Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.01%)	[21]
Net Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.01%)	[21]
Net Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.01%)	[21]
Net Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.01%)	[21]
Net Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.01%)	[21]
Net Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.01%	[24]
Expenses (as a percentage of Assets)	0.59%
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.01%	[24]
Expenses (as a percentage of Assets)	0.39%
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.01%	[24]
Expenses (as a percentage of Assets)	0.84%
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.01%	[24]
Expenses (as a percentage of Assets)	1.09%
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.01%	[24]
Expenses (as a percentage of Assets)	0.24%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.71%
Expenses (as a percentage of Assets)	0.71%
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.71%
Expenses (as a percentage of Assets)	1.21%
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.80%
Expenses (as a percentage of Assets)	0.80%
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.80%
Expenses (as a percentage of Assets)	1.30%
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	0.87%
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.87%
Expenses (as a percentage of Assets)	1.37%
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.93%
Expenses (as a percentage of Assets)	0.93%
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.93%
Expenses (as a percentage of Assets)	1.43%
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	1.02%
Expenses (as a percentage of Assets)	1.02%
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	1.02%
Expenses (as a percentage of Assets)	1.52%

[1]	The management fee has been restated to reflect current fees.
[2]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	The management fee has been restated to reflect current fees.
[4]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[5]	The management fee has been restated to reflect current fees.
[6]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[7]	The management fee has been restated to reflect current fees.
[8]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[9]	The management fee has been restated to reflect current fees.
[10]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[11]	The management fee has been restated to reflect current fees.
[12]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[13]	The management fee has been restated to reflect current fees.
[14]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[15]	The management fee has been restated to reflect current fees.
[16]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[17]	The management fee has been restated to reflect current fees.
[18]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[19]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[20]	The advisor has agreed to waive a portion of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[21]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[22]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[23]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[24]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.